Bank Borrowings - Schedule of Short-term bank borrowings (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Long-term bank borrowings	¥ 4,425,930		¥ 5,256,098
Less: Current portion of long-term bank borrowings	(549,012)	$ (78,508)	(792,548)
Long-term bank borrowings, excluding current portion	¥ 3,876,918	$ 554,392	4,463,550
Hangzhou United Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.00%
Borrowing date	Mar. 28, 2024
Maturity date	Mar. 26, 2025
Amount			5,000,000
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.45%
Borrowing date	Apr. 17, 2024
Maturity date	Jan. 17, 2025
Amount			10,000,000
Bank of Shanghai [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.70%
Borrowing date	May 08, 2024
Maturity date	May 06, 2025
Amount			10,000,000
Industrial Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.15%
Borrowing date	Jun. 24, 2024
Maturity date	Jun. 23, 2025
Amount			10,000,000
Zhejiang Tailong Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.80%
Borrowing date	Sep. 04, 2024
Maturity date	Oct. 15, 2025
Amount			3,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.35%
Borrowing date	Sep. 25, 2024
Maturity date	Sep. 24, 2025
Amount			3,500,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.60%
Borrowing date	Nov. 15, 2024
Maturity date	Nov. 15, 2025
Amount			1,500,000
Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.60%
Borrowing date	Dec. 25, 2024
Maturity date	Dec. 25, 2025
Amount			1,500,000
China Citic Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.35%
Borrowing date	Jun. 30, 2025
Maturity date	Dec. 30, 2025
Amount	¥ 5,130,000		6,000,000
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.45%
Borrowing date	Jan. 18, 2025
Maturity date	Oct. 17, 2025
Amount
Hangzhou United Bank
Short-Term Debt [Line Items]
Annual interest rate	4.00%
Borrowing date	Mar. 26, 2025
Maturity date	Mar. 25, 2026
Amount	¥ 4,500,000
Bank of Shanghai [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.10%
Borrowing date	May 07, 2025
Maturity date	Nov. 16, 2025
Amount	¥ 9,800,000
Industrial Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.00%
Borrowing date	Aug. 20, 2025
Maturity date	Aug. 19, 2026
Amount	¥ 9,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.60%
Borrowing date	Sep. 23, 2025
Maturity date	Sep. 23, 2026
Amount	¥ 3,000,000
Zhejiang Tailong Commercial Bank One [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.80%
Borrowing date	Oct. 10, 2025
Maturity date	Oct. 09, 2026
Amount	¥ 3,000,000
Industrial and Commercial Bank of China One [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.60%
Borrowing date	Nov. 07, 2025
Maturity date	Oct. 31, 2026
Amount	¥ 500,000
Industrial and Commercial Bank of China Two [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.60%
Borrowing date	Nov. 10, 2025
Maturity date	Nov. 15, 2026
Amount	¥ 1,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.60%
Borrowing date	Dec. 25, 2025
Maturity date	Dec. 25, 2026
Amount	¥ 1,500,000
Short-term bank borrowings [Member]
Short-Term Debt [Line Items]
Amount	¥ 37,430,000		50,500,000
Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.63%
Borrowing date	Jun. 30, 2021
Maturity date	Jun. 29, 2029
Amount	¥ 998,092		1,257,035
WeBank [Member]
Short-Term Debt [Line Items]
Annual interest rate	9.72%
Borrowing date	Jun. 09, 2023
Maturity date	Jun. 16, 2025
Amount			94,286
Nanyang Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.625%
Borrowing date	Oct. 18, 2023
Maturity date	Oct. 17, 2034
Amount	¥ 3,393,571		3,796,079
Beneficial State Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.00%
Borrowing date	Mar. 12, 2020
Maturity date	Mar. 12, 2025
Amount			71,028
WeBank [Member]
Short-Term Debt [Line Items]
Borrowing date	Dec. 03, 2024
Maturity date	Dec. 04, 2027
Amount	¥ 34,267		¥ 37,670
Minimum [Member] | WeBank [Member]
Short-Term Debt [Line Items]
Annual interest rate	12.96%
Maximum [Member] | WeBank [Member]
Short-Term Debt [Line Items]
Annual interest rate	17.82%